Additional Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Additional Cash Flow Disclosures [Abstract]
Net change in non-cash working capital
Net Change In Non-Cash Working Capital

	2023	2022	2021
Change in:
Other receivables	$506	$345	$(776)
Prepaid expenses	777	(1,247)	(349)
Accounts payable and accrued liabilities	(78)	1,662	183
Other liabilities	332	(352)	228
Non-cash impact of foreign exchange	228	(17)	(194)
Change in non-cash working capital related to operating activities	$1,765	$391	$(908)

Other cash flow disclosures	Other Cash Flow Disclosures

	2023	2022	2021
Cash interest received	$1,554	$452	$190
Cash taxes paid	$120	$46	$35